Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 25,613	$ 27,227
Accounts receivable, net	172,604	175,293
Receivable due from ESOP Trust	930	1,129
Prepaid expenses and other current assets	4,483	5,448
Total current assets	203,630	209,097
Property, plant and equipment, net	9,668	10,605
Intangible assets, net	2,040	5,242
Goodwill	398,921	398,921
Other assets	10,367	11,431
Total assets	624,626	635,296
Current liabilities:
Interest payable	17,758	17,658
Trade accounts payable	61,622	44,793
Accrued liabilities	39,393	52,460
Accrued payroll and related liabilities	37,954	39,926
Billings in excess of revenue earned	4,334	2,666
Total current liabilities	161,061	157,503
Secured Notes	322,286	306,502
Unsecured Notes	233,832	242,923
Accrued compensation and benefits, excluding current portion	5,736	5,905
Non-current portion of lease obligations	12,821	12,364
Deferred income taxes	58,130	51,156
Commitments and contingencies
Other liabilities
Redeemable common stock, $0.01 par value, 20,000,000 shares authorized, 7,641,391 issued and outstanding at September 30, 2013; 8,000,000 shares authorized and 6,731,889 shares issued and outstanding at September 30, 2012	61,895	110,740
Common stock warrants	20,785	20,785
Accumulated other comprehensive loss	130	(149)
Accumulated deficit	(252,050)	(272,433)
Total liabilities, redeemable common stock and stockholder's deficit	$ 624,626	$ 635,296